Stockholders’ Equity (Details) - Schedule of outstanding warrants to purchase - $ / shares	Jun. 30, 2022		Dec. 31, 2021
Class of Warrant or Right [Line Items]
Number of Warrants	28,196,377		28,196,377
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	22,977,568		22,977,568
Exercise Price (in Dollars per share)	$ 11.5		$ 11.5
Expiration Date	July 21, 2026		July 21, 2026
Private Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	674,551	[1]	674,551	[2]
Exercise Price (in Dollars per share)	$ 11.5	[1]	$ 11.5	[2]
Expiration Date	July 21, 2026	[1]	July 21, 2026	[2]
Other Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	4,544,258		4,544,258
Exercise Price (in Dollars per share)	$ 10		$ 10
Expiration Date	Various through August 10, 2028		Various through August 10, 2028

[1]	The Private Warrants are recorded in Other liabilities, less current portion in the unaudited Condensed Consolidated Balance Sheets as of June 30, 2022 and December 31, 2021.
[2]	The Private Warrants are recorded in Other Liabilities, less Current Portion in the Consolidated Balance Sheet as of December 31, 2021.